Commitments and Contingencies, Letters of Credit and Guarantees (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Loss Contingencies [Line Items]
Total outstanding letters of credit		$ 416	$ 402
Available borrowings under Credit Facility		$ 1,000
Number of existing real estate lease agreements		3
Real estate lease agreements, expiry date		Aug. 31, 2020
Purchase price of property on or before expiration date		$ 45
Residual guarantee amount		39
Maximum amount of supplemental rent payment		6
Aggregate residual guarantee amount		$ 39
Simulator Systems [Member]
Loss Contingencies [Line Items]
Operating lease agreements, term of contract		15 years
Simulator Systems [Member] | Forecast [Member]
Loss Contingencies [Line Items]
Purchase of simulator systems	$ 15